Mineral Property Interests (Details) - Schedule of mineral property acquisition costs and deferred exploration and development costs - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Silver Sand [Member]
Mineral Property Interests (Details) - Schedule of mineral property acquisition costs and deferred exploration and development costs [Line Items]
Balance at beginning	$ 69,245,500	$ 65,300,994
Capitalized exploration expenditures
Reporting and assessment	353,109	482,355
Drilling and assaying	4,990,082	78,201
Project management and support	1,917,060	2,505,338
Camp service	364,507	225,016
Geological surveys
Permit and license	14,529
Reclamation
Disposition
Camp construction		53,199
Permitting		12,995
Foreign currency impact	(316,189)	587,402
Ending at balance	76,568,598	69,245,500
Silverstrike [member]
Mineral Property Interests (Details) - Schedule of mineral property acquisition costs and deferred exploration and development costs [Line Items]
Balance at beginning	3,163,304	1,821,190
Capitalized exploration expenditures
Reporting and assessment	40	4,119
Drilling and assaying	1,625	169,102
Project management and support	45,773	996,005
Camp service	61,578	113,666
Geological surveys	25,508
Permit and license	7,554
Reclamation
Disposition
Camp construction
Permitting		11,015
Foreign currency impact	(36,150)	48,207
Ending at balance	3,269,232	3,163,304
Carangas [Member]
Mineral Property Interests (Details) - Schedule of mineral property acquisition costs and deferred exploration and development costs [Line Items]
Balance at beginning	255,250
Capitalized exploration expenditures
Reporting and assessment
Drilling and assaying	3,752,094	21,952
Project management and support	1,020,422	178,753
Camp service	443,810	49,569
Geological surveys
Permit and license	7,812
Reclamation
Disposition
Camp construction
Permitting		153
Foreign currency impact	(18,442)	4,823
Ending at balance	5,460,946	255,250
RZY Project [Member]
Mineral Property Interests (Details) - Schedule of mineral property acquisition costs and deferred exploration and development costs [Line Items]
Balance at beginning	2,871,368	2,623,616
Capitalized exploration expenditures
Reporting and assessment
Drilling and assaying
Project management and support
Camp service
Geological surveys
Permit and license
Reclamation
Disposition	(3,071,240)
Camp construction
Permitting
Foreign currency impact	199,872	247,752
Ending at balance		2,871,368
Total [Member]
Mineral Property Interests (Details) - Schedule of mineral property acquisition costs and deferred exploration and development costs [Line Items]
Balance at beginning	75,535,422	69,745,800
Capitalized exploration expenditures
Reporting and assessment	353,149	486,474
Drilling and assaying	8,743,801	269,255
Project management and support	2,983,255	3,680,096
Camp service	869,895	388,251
Geological surveys	25,508
Permit and license	29,895
Reclamation
Disposition	(3,071,240)
Camp construction		53,199
Permitting		24,163
Foreign currency impact	(170,909)	888,184
Ending at balance	$ 85,298,776	$ 75,535,422